Supplementary Income Statement And Cash Flow Information (Schedule Of Supplementary Cash Flow Information) (Details) (USD $) In Millions	6 Months Ended		12 Months Ended
	Jul. 31, 2011	Jul. 31, 2010	Jan. 31, 2011	Jan. 31, 2010	Jan. 31, 2009
Supplementary Income Statement And Cash Flow Information
Increase (decrease) in accrued stock repurchases	$ 13	$ (24)	$ (17)	$ 24	$ (6)
Fair value of assets acquired in acquisitions	29	167	470	314	224
Cash paid in acquisitions, net of cash acquired of $10 million, $8 million and $5 million in fiscal 2011, 2010 and 2009, respectively	(26)	(140)	(382)	(256)	(201)
Non-cash consideration				(3)
Accrued acquisition payables, net			(4)	(10)	(9)
Liabilities assumed in acquisitions	3	27	84	45	14
Cash paid for interest (including discontinued operations)	52	35	71	71	77
Cash paid for income taxes (including discontinued operations)	121	157	361	273	269
Cash acquired from acquisition		1	10	8	5
In-kind dividend distributed by Science Applications to SAIC					$ 188